Financial Instruments - Equity Investments with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 647,968	$ 3,206,288
Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	196,278	2,041,126
Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	451,122	1,165,162
Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	568	0
Level 1
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	597,068	2,782,901
Level 1 | Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	196,278	2,041,126
Level 1 | Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	400,222	741,775
Level 1 | Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	568	0
Level 3
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	50,900	423,387
Level 3 | Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	0	0
Level 3 | Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	50,900	423,387
Level 3 | Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 0	$ 0